SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES, Narrative (FY) (Details) - USD ($)	3 Months Ended	6 Months Ended		10 Months Ended	12 Months Ended
	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2022	Mar. 10, 2023	Jul. 30, 2021
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Transferred cash		$ 185,001,686			$ 185,001,686
Stockholder redemptions		9,136,168			161,957,835
Stockholder redemptions transfer					575,086
Bank account for payment of taxes		575,087			22,468,765
Stockholder redemption payable					$ 9,136,168
Debt instrument redemption, description		For the period from March 1, 2021 (inception) through December 31, 2021, the Company recorded accretion of carrying value to redemption value of $29,687 due to the unrealized gain on the investments held in the Trust Account. For the year ended December 31, 2022, the Company recorded accretion of carrying value to redemption value of $2,177,762 due to the $2,752,849 of realized gain on the investments held in the Trust Account partially offset by $575,087 transferred to the operating bank account for taxes			For the period from March 1, 2021 (inception) through December 31, 2021, the Company recorded accretion of carrying value to redemption value of $29,687 due to the unrealized gain on the investments held in the Trust Account. The Company subsequently recorded accretion of carrying value to redemption value of $2,177,762 due to the $2,752,849 of realized gain on the investments held in the Trust Account for the year ended December 31, 2022, partially offset by $575,087 transferred to the operating bank account for taxes
Transaction costs		$ 14,638,901			$ 15,401,418		$ 15,401,418
Underwriting fees					3,608,300		3,608,300
Deferred underwriting fees					6,314,525		6,314,525
Other offering costs					764,193		764,193
Excess fair value of the founder shares sold					4,714,400		4,714,400
Purchase price					4,150		$ 4,150
Offering cost recorded to equity amount					14,638,901
Unrecognized tax benefits		0		0	0
Accrued interest and penalties		$ 0		$ 0	$ 0
Operating cash deposits						$ 1,343,809
Number of securities called by warrants (in shares)		17,033,200			17,033,200
Number of shares subject to forfeiture (in shares)				0	0
Subsequent Event [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Operating cash deposits						$ 1,343,809
Common Class A [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Class A common stock, shares subject to possible redemption (in shares)		1,304,259		18,041,500	1,304,259
Percentage of total net income (loss) allocated to shares		22.00%		80.00%	80.00%
Percentage of total net income (loss) allocated to shares					67.00%
Common Class B [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Percentage of total net income (loss) allocated to shares	20.00%	78.00%	20.00%	33.00%	20.00%
Number of shares subject to forfeiture (in shares)				656,250
Restricted Stock [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Stockholder redemption payable		$ 9,136,168			$ 9,136,168